Shareholder Report, Line Graph (Details) - USD ($)		3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended	18 Months Ended	21 Months Ended	24 Months Ended	27 Months Ended	30 Months Ended	33 Months Ended	36 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	48 Months Ended	51 Months Ended	54 Months Ended	57 Months Ended	60 Months Ended	63 Months Ended	66 Months Ended	69 Months Ended	72 Months Ended	75 Months Ended	78 Months Ended	81 Months Ended	84 Months Ended	87 Months Ended	90 Months Ended	93 Months Ended	96 Months Ended	99 Months Ended	102 Months Ended	105 Months Ended	108 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Jun. 30, 2016	Sep. 30, 2016	Dec. 31, 2025	Dec. 31, 2016	Mar. 31, 2017	Jun. 30, 2017	Sep. 30, 2017	Dec. 31, 2017	Mar. 31, 2018	Jun. 30, 2018	Sep. 30, 2018	Dec. 31, 2018	Mar. 31, 2019	Jun. 30, 2019	Sep. 30, 2019	Dec. 31, 2019	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Mar. 31, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000012146
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Balanced Portfolio
Accumulated Value	$ 10,000	$ 10,190	$ 10,499	$ 10,759		$ 11,101	$ 11,477	$ 11,785	$ 12,186	$ 12,735	$ 12,489	$ 12,583	$ 13,187	$ 12,301	$ 13,357	$ 13,877	$ 14,324	$ 15,067	$ 12,981	$ 14,565	$ 15,423	$ 16,676	$ 17,255	$ 18,345	$ 18,533	$ 19,847	$ 18,598	$ 16,656	$ 15,849	$ 17,008	$ 17,575	$ 18,309	$ 17,742	$ 19,445	$ 20,521	$ 21,043	$ 22,134	$ 22,323	$ 21,957	$ 23,829	$ 25,200	$ 25,998
C000012149
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Short-Term Investment-Grade Portfolio
Accumulated Value	10,000	10,175	10,310	10,368		10,272	10,358	10,427	10,496	10,496	10,435	10,455	10,515	10,595	10,816	11,023	11,137	11,199	11,060	11,591	11,697	11,814	11,750	11,837	11,848	11,761	11,322	11,121	10,909	11,088	11,302	11,291	11,314	11,770	11,837	11,955	12,405	12,346	12,599	12,821	13,032	13,192
C000012150
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Small Company Growth Portfolio
Accumulated Value	10,000	9,772	10,120	11,184		11,494	12,260	12,784	13,487	14,190	14,509	15,527	16,630	13,166	15,486	15,741	15,318	16,859	11,719	15,544	16,511	20,768	22,449	23,899	23,291	23,720	21,564	17,168	16,557	17,707	19,393	20,391	18,839	21,185	22,605	21,843	23,366	23,596	21,296	23,173	24,736	25,037
C000012151
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Total Bond Market Index Portfolio
Accumulated Value	10,000	10,308	10,543	10,587		10,247	10,335	10,487	10,568	10,613	10,443	10,425	10,425	10,590	10,905	11,235	11,509	11,509	11,879	12,227	12,304	12,381	11,940	12,179	12,179	12,169	11,441	10,888	10,387	10,561	10,888	10,793	10,447	11,150	11,062	11,073	11,645	11,288	11,591	11,736	11,960	12,072
C000012153
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Capital Growth Portfolio
Accumulated Value	10,000	9,834	9,865	10,811		11,084	11,983	12,650	13,341	14,280	14,512	14,938	16,307	14,112	15,530	15,837	15,985	17,851	14,379	16,842	18,475	20,970	23,024	24,572	23,753	25,488	24,260	20,986	19,693	21,541	23,021	25,185	25,119	27,568	30,093	31,769	31,984	31,266	30,861	33,242	36,634	40,326
C000012154
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Diversified Value Portfolio
Accumulated Value	10,000	10,055	10,445	10,702		11,296	11,755	12,063	12,123	12,783	12,152	12,452	13,409	11,617	12,845	13,351	13,538	14,603	10,846	12,913	13,745	16,323	18,355	19,660	19,734	21,296	20,948	17,907	16,939	18,849	19,658	20,730	20,354	22,643	24,592	24,732	25,998	26,014	25,624	27,190	28,895	30,391
C000012155
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Equity Income Portfolio
Accumulated Value	10,000	10,325	10,767	10,960		11,507	12,000	12,220	12,789	13,607	13,241	13,421	14,132	12,795	14,182	14,623	14,913	15,920	12,305	13,844	14,521	16,438	18,060	19,001	18,956	20,601	20,804	19,030	17,986	20,464	20,096	20,734	20,290	22,122	23,831	23,678	25,700	25,467	26,103	27,203	28,792	29,745
C000012157
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - Growth Portfolio
Accumulated Value	10,000	9,661	9,686	10,238		9,892	10,753	11,395	12,200	12,950	13,431	14,147	15,188	12,976	14,986	16,101	16,127	17,364	15,196	19,765	21,964	24,847	25,007	27,678	28,014	29,285	25,982	19,772	19,040	19,514	22,166	24,896	24,033	27,345	30,920	33,257	34,610	36,407	32,669	38,853	41,951	42,554
C000012158
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - High Yield Bond Portfolio
Accumulated Value	10,000	10,243	10,578	11,052		11,135	11,388	11,681	11,915	11,915	11,744	11,790	12,098	11,590	12,441	12,834	13,063	13,407	11,969	12,981	13,521	14,167	14,123	14,469	14,615	14,688	14,022	12,815	12,719	13,332	13,757	13,898	13,878	14,886	15,012	15,183	15,889	15,825	16,042	16,637	16,980	17,278
C000012159
Account Value [Line Items]
Line Graph and Table Measure Name					Vanguard Variable Insurance Funds - International Portfolio
Accumulated Value	10,000	9,770	9,843	10,913		10,193	11,473	12,648	13,982	14,535	15,013	15,100	14,914	12,702	14,580	15,057	14,632	16,667	13,991	18,524	21,495	26,264	26,002	27,865	26,562	25,859	21,705	17,845	15,992	18,070	20,254	20,465	18,618	20,718	21,773	22,276	23,890	22,585	22,906	26,175	27,369	27,094
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,303	10,531	10,580		10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,630	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,424	12,005	12,224	12,231	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,303	10,531	10,580		10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,630	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,424	12,005	12,224	12,231	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Bloomberg U.S. Aggregate Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Float Adjusted Index
Accumulated Value	10,000	10,312	10,552	10,599		10,275	10,362	10,517	10,605	10,648	10,490	10,470	10,474	10,640	10,958	11,304	11,567	11,584	11,951	12,313	12,393	12,481	12,037	12,272	12,278	12,284	11,545	10,999	10,484	10,679	11,000	10,906	10,566	11,276	11,195	11,204	11,778	11,426	11,740	11,883	12,120	12,250
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	10,303	10,531	10,580		10,265	10,349	10,498	10,587	10,628	10,473	10,456	10,458	10,630	10,942	11,279	11,535	11,556	11,920	12,265	12,341	12,424	12,005	12,224	12,231	12,232	11,506	10,966	10,445	10,641	10,956	10,863	10,512	11,229	11,142	11,149	11,728	11,369	11,685	11,826	12,067	12,199
NACC2 Index: MSCI All Country World Index ex USA Net
Account Value [Line Items]
Line Graph and Table Measure Name					MSCI All Country World Index ex USA Net
Accumulated Value	10,000	9,962	9,898	10,582		10,450	11,271	11,923	12,657	13,291	13,134	12,790	12,881	11,404	12,580	12,955	12,722	13,857	10,621	12,333	13,104	15,334	15,869	16,738	16,238	16,533	15,634	13,488	12,152	13,887	14,841	15,203	14,629	16,056	16,808	16,970	18,338	16,945	17,831	19,977	21,354	22,432
NACC2 Index: Variable Insurance Balanced Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name					Variable Insurance Balanced Composite Index
Accumulated Value	10,000	10,221	10,487	10,773		10,922	11,388	11,700	12,085	12,643	12,495	12,746	13,403	12,252	13,506	14,082	14,377	15,241	13,284	15,317	16,266	17,649	18,064	19,252	19,326	20,710	19,590	17,116	16,284	17,263	18,304	19,302	18,685	20,605	21,962	22,565	23,873	23,974	23,513	25,316	26,856	27,404
NACC2 Index: Dow Jones U.S. Total Stock Market Float Adjusted Index
Account Value [Line Items]
Line Graph and Table Measure Name					Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000	10,091	10,355	10,815		11,262	11,914	12,273	12,833	13,645	13,563	14,088	15,089	12,923	14,737	15,339	15,514	16,916	13,370	16,323	17,804	20,432	21,750	23,553	23,525	25,675	24,289	20,199	19,277	20,661	22,158	24,017	23,227	26,045	28,661	29,590	31,412	32,263	30,692	34,095	36,897	37,765
NACC2 Index: Bloomberg U.S. 1-5 Year Credit Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg U.S. 1-5 Year Credit Bond Index
Accumulated Value	10,000	10,173	10,307	10,351		10,258	10,349	10,437	10,510	10,496	10,422	10,450	10,516	10,613	10,867	11,090	11,217	11,311	11,173	11,691	11,786	11,898	11,830	11,903	11,914	11,832	11,401	11,201	10,978	11,174	11,368	11,359	11,387	11,838	11,898	12,011	12,456	12,397	12,643	12,868	13,070	13,232
NACC2 Index: Russell 2500 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 2500 Growth Index
Accumulated Value	10,000	9,734	9,997	10,695		10,973	11,659	12,140	12,841	13,656	13,981	14,754	15,811	12,637	15,036	15,659	15,161	16,763	12,871	17,101	18,704	23,547	24,133	25,589	24,685	24,735	21,691	17,450	17,429	18,251	19,446	20,693	19,278	21,706	23,553	22,561	24,137	24,723	22,053	24,548	27,182	27,272
NACC2 Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name					S&P 500 Index
Accumulated Value	10,000	10,135	10,384	10,784		11,196	11,875	12,242	12,790	13,640	13,537	14,002	15,081	13,042	14,822	15,460	15,723	17,149	13,788	16,620	18,105	20,304	21,558	23,401	23,537	26,132	24,931	20,916	19,895	21,399	23,004	25,015	24,196	27,025	29,878	31,157	32,992	33,786	32,343	35,882	38,797	39,827
NACC2 Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Value Index
Accumulated Value	10,000	10,164	10,630	11,000		11,734	12,118	12,281	12,663	13,337	12,960	13,112	13,860	12,235	13,695	14,221	14,414	15,482	11,344	12,965	13,690	15,915	17,706	18,628	18,483	19,919	19,772	17,358	16,383	18,418	18,603	19,361	18,748	20,529	22,373	21,889	23,953	23,478	23,980	24,888	26,215	27,213
NACC2 Index: FTSE High Dividend Yield Index
Account Value [Line Items]
Line Graph and Table Measure Name					FTSE High Dividend Yield Index
Accumulated Value	10,000	10,414	10,871	11,052		11,696	12,089	12,262	12,819	13,628	13,244	13,426	14,197	12,830	14,207	14,599	14,960	15,940	12,124	13,644	14,133	16,124	17,902	18,715	18,597	20,347	20,496	18,728	17,611	20,281	19,915	20,195	19,809	21,617	23,585	23,309	25,363	25,432	25,879	26,945	28,666	29,375
NACC2 Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name					Russell 1000 Growth Index
Accumulated Value	10,000	10,074	10,136	10,600		10,708	11,662	12,206	12,926	13,943	14,140	14,954	16,325	13,732	15,943	16,682	16,930	18,729	16,088	20,567	23,285	25,938	26,182	29,307	29,646	33,096	30,103	23,805	22,949	23,453	26,822	30,258	29,310	33,462	37,281	40,388	41,677	44,623	40,175	47,342	52,318	52,906
NACC2 Index: High-Yield Corporate Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name					High-Yield Corporate Composite Index
Accumulated Value	$ 10,000	$ 10,313	$ 10,724	$ 11,227		$ 11,341	$ 11,586	$ 11,831	$ 12,045	$ 12,089	$ 11,961	$ 12,031	$ 12,294	$ 11,882	$ 12,704	$ 13,064	$ 13,298	$ 13,618	$ 12,161	$ 13,357	$ 13,890	$ 14,644	$ 14,687	$ 15,046	$ 15,177	$ 15,280	$ 14,538	$ 13,230	$ 13,129	$ 13,704	$ 14,164	$ 14,340	$ 14,364	$ 15,368	$ 15,550	$ 15,733	$ 16,412	$ 16,381	$ 16,582	$ 17,146	$ 17,530	$ 17,795